Income taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Domestic (Israel)	$ 5,582	$ 15,765	$ 13,388
Foreign (U.S.)	335	41	1,953
Total	$ 5,917	$ 15,806	$ 15,341